FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 132,261,826	$ 132,253,093
Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	5,170,975	8,927,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	$ 3,275,000	$ 5,673,000